Changes in Stockholders' Equity (Deficit) (Details Narrative) (10-Q) - USD ($)																																				9 Months Ended		12 Months Ended
	Sep. 21, 2017	Sep. 11, 2017	Sep. 07, 2017	Sep. 06, 2017	Sep. 06, 2017	Aug. 24, 2017	Aug. 21, 2017	Aug. 08, 2017	Aug. 07, 2017	Jul. 17, 2017	Jul. 05, 2017	Jul. 04, 2017	Jul. 04, 2017	Jul. 02, 2017	Jun. 29, 2017	Jun. 23, 2017	Jun. 21, 2017	Jun. 16, 2017	Jun. 13, 2017	Jun. 09, 2017	May 02, 2017	Apr. 20, 2017	Apr. 18, 2017	Feb. 02, 2017	Jan. 26, 2017	Jan. 22, 2017	Oct. 14, 2016	Sep. 02, 2016	Mar. 31, 2016	Mar. 02, 2016	Jan. 21, 2016	Mar. 31, 2015	Jan. 25, 2015	Jan. 06, 2015	Jan. 04, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 20, 2017	Dec. 19, 2016	Dec. 02, 2016	Nov. 21, 2016	Nov. 02, 2016	Mar. 08, 2016
Common stock, shares authorized																																				1,200,000,000		600,000,000	600,000,000
Common stock, shares issued																																				568,209,581		524,394,239	351,827,400
Common stock, shares outstanding																																				568,209,581		524,394,239	351,827,400
Stock issued during period, shares											1,265,411			632,706
Stock issued during period values																																						$ 298,850	$ 9,000
Warrant exercise price per share											$ 0.08					$ 0.04				$ 0.05																				$ 0.08					$ 0.005
Number of warrants exercised																				1,500,000
Proceeds from warrants exercised																$ 100,000				$ 75,000
Conversion of convertible shares																		392,155					2,009,419						2,500,000
Shares converted into stock, value																		$ 32,350					$ 40,000						$ 3,500
Debt principal amount																		30,000																				925,000			$ 266,000	$ 267,000	$ 267,000	$ 125,000
Unpaid interest																		$ 3,250
Conversion price per share											$ 0.04																													$ 0.04
Debt Principal amount periodic payment											$ 50,000			$ 25,000																$ 30,000	$ 75,500			$ 50,890	$ 75,000				2,500
Debt instrument interest payment											$ 616			$ 308																	$ 10,320			$ 1,229	$ 7,564				3,982
Shares issued for services, shares						5,005,435
Number of shares issued for services, value																																				$ (823,779)	$ (7,000)	$ (92,500)	$ (211,591)
Transferring shares of common stock						1,500,000
CEO [Member]
Stock issued during period, shares																									14,000,000
Stock issued during period values																									$ 350,000
Warrant exercise price per share																									$ 0.05
Warrants exercisable term																									2 years
Shares issued for services, shares																										2,000,000							1,500,000
Number of shares issued for services, value																										$ 34,600							$ 24,600
CFO [Member]
Shares issued for services, shares		150,000
Number of shares issued for services, value		$ 15,000
Sixteen Service Providers [Member]
Shares issued for services, shares		2,835,000
Number of shares issued for services, value		$ 283,500
Mr. Lawrence CFO/CCO[Member]
Stock issued during period, shares													250,000
Stock issued during period values													$ 42,200
Mr. Lawrence CFO/CCO[Member] | Equity Purchase Agreement And Registration Rights Agreement [Member]
Stock issued during period, shares									500,000
Stock issued during period values									$ 56,450
Six Service Providers [Member]
Shares issued for services, shares												605,000
Number of shares issued for services, value												$ 102,124
Seven Service Providers [Member]
Shares issued for services, shares												1,225,000
Number of shares issued for services, value												$ 206,780
Four Service Providers [Member]
Shares issued for services, shares																					1,220,000
Number of shares issued for services, value																					$ 76,250
Five Service Providers [Member]
Shares issued for services, shares																					1,050,000
Number of shares issued for services, value																					$ 65,625
Consultant [Member]
Sale of stock price per share																					$ 0.07
Shares issued for services, shares																						350,000				200,000
Number of shares issued for services, value																						$ 15,750				$ 3,460
Consultant [Member] | Green Leaf Farms Holdings, LLC [Member]
Shares issued for services, shares																										500,000
Number of shares issued for services, value																										$ 8,650
Landlord [Member]
Stock issued during period, shares																								100,000
Stock issued during period values																								$ 11,400
Shares issued for services, shares																											1,000,000
Number of shares issued for services, value																											$ 11,400
Three Directors [Member]
Shares issued for services, shares																										2,000,000		3,000,000
Number of shares issued for services, value																										$ 34,600		$ 45,000
Three Directors One [Member]
Shares issued for services, shares																										3,000,000
Number of shares issued for services, value																										$ 51,900
Consultant One [Member]
Sale of stock price per share																					$ 0.07
Shares issued for services, shares																										150,000
Number of shares issued for services, value																										$ 2,595
Consultant One [Member] | Green Leaf Farms Holdings, LLC [Member]
Shares issued for services, shares																										150,000
Number of shares issued for services, value																										$ 2,595
Common Stock [Member]
Stock issued during period, shares	200,000		300,000		500,000		1,000,000	208,333		1,875,000					500,000		1,000,000		1,000,000																			56,250,000	10,300,000
Stock issued during period values																																						$ 56,250	$ 10,300
Shares issued for services, shares																																						8,500,000	19,700,000
Warrants [Member]
Stock issued during period, shares	200,000		300,000	300,000	500,000		1,000,000	208,333		1,875,000					500,000		1,000,000		1,000,000
Warrant exercise price per share	$ 0.17		$ 0.11	$ 0.17	$ 0.17		$ 0.17	$ 0.18		$ 0.21					$ 0.15		$ 0.15		$ 0.15
Warrants exercisable term	3 years		3 years	3 years	3 years		3 years	3 years		3 years					3 years		3 years		3 years
Warrants One [Member]
Stock issued during period, shares										1,875,000									1,000,000
Warrant exercise price per share										$ 0.24									$ 0.15
Warrants exercisable term										3 years									3 years
Common Stock One [Member]
Stock issued during period, shares																			1,000,000
Warrant [Member] | CEO [Member]
Stock issued during period, shares																									14,000,000
Individual Investors [Member]
Stock issued during period, shares	200,000		300,000	500,000			1,000,000	208,333		1,875,000					500,000		1,000,000		1,000,000
Sale of stock price per share	$ 0.17		$ 0.07	$ 0.11	$ 0.11		$ 0.11	$ 0.12		$ 0.16					$ 0.10		$ 0.10		$ 0.05
Stock issued during period values	$ 22,000		$ 21,000	$ 55,000			$ 110,000	$ 25,000		$ 300,000					$ 50,000		$ 100,000		$ 50,000
Warrant Holder [Member]
Warrant exercise price per share																$ 0.04
Number of warrants exercised																2,500,000
Proceeds from warrants exercised																$ 100,000
Another Individual Investors [Member]
Stock issued during period, shares																			1,000,000
Warrant exercise price per share																			$ 0.20
Warrants exercisable term																			3 years
Individual Investors One [Member]
Stock issued during period, shares																			1,000,000
Sale of stock price per share																			$ 0.075
Stock issued during period values																			$ 75,000
Another Individual Investors One [Member]
Stock issued during period, shares																			1,000,000
Stock issued during period values																			$ 75,000
Warrant exercise price per share																			$ 0.20
Warrants exercisable term																			3 years
Preferred Stock [Member]
Preferred stock, shares authorized																																				50,000,000		50,000,000
Preferred stock, remaining undesignated																																				36,000,000		36,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized																																				2,000,000		2,000,000	2,000,000
Preferred stock designated																																				2,000,000
Preferred stock, shares issued																																				2,000,000		2,000,000	2,000,000
Preferred stock, shares outstanding																																				2,000,000		2,000,000	2,000,000
Preferred stock description																																				The Series A shares carry 25:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.		The Series A shares carry 25:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.
Series C Preferred Stock [Member]
Preferred stock, shares authorized																																				12,000,000		12,000,000	12,000,000
Preferred stock, shares issued																																				12,000,000		12,000,000	5,750,000
Preferred stock, shares outstanding																																				12,000,000		12,000,000	5,750,000
Preferred stock description																																				The Series C shares carry 50:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.		The Series C shares carry 50:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.
Common Stock [Member]
Common stock, shares authorized																																				1,200,000,000		1,200,000,000
Common stock, shares issued																																				575,967,698		547,394,239
Common stock, shares outstanding																																				575,967,698		547,394,239
Number of shares reserved																																				112,394,837		54,831,889
Conversion of convertible shares																																4,349,339
Common Stock [Member] | CEO [Member]
Stock issued during period, shares																									14,000,000
Shares issued for services, shares																																	1,500,000
Number of shares issued for services, value																																	$ 24,600